Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [member] - CAD ($)	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	1,364,706	0
Average exercise price	$ 99.73